May 9, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	M Fund (the “Registrant”)
Registration Nos. 33-95472 and 811-9082
Definitive Proxy Materials

Dear Sir or Madam:

Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934 (the “1934 Act”) and on behalf of the above referenced Registrant, we hereby submit for filing by direct electronic transmission (EDGAR) the following definitive proxy materials in connection with the Fund’s Special Meeting of Shareholders scheduled to be held on June 17, 2011:  (i) Schedule 14A Information sheet; (ii) Notice; (iii) Proxy Statement; and (iv) Proxy.  No filing fee is required.

Please do not hesitate to contact the undersigned at (617) 662-1745 if you have any questions regarding this filing.

Very truly yours,

/s/ Tracie A. Coop
Tracie A. Coop, Esq.